SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
3.	SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has only one operating segment.

Geographic information

The Group’s major operating entities’ country of domicile is Greater China which refers to the PRC, including, for purposes of the accompanying financial statements only, Taiwan, Hong Kong and Macau.

The following tables summarize the Group’s long-lived assets and net revenues in different geographic locations:

Long-lived assets

	As of December 31,
	2010	2011

Greater China	73,046	117,372
US	2,228	8,636
Others	573	5,288

Total	75,847	131,296

Net revenues (1\)

	For the years ended December 31,
	2009	2010	2011
Greater China	59,373	95,481	132,721
US	56,634	70,955	95,324
Europe	23,148	32,178	42,433
Japan	8,466	9,889	9,500
Others	445	3,047	3,159

Total	148,066	211,550	283,137

(1)	Based on the countries in which the customers’ headquarters are located. In determining the geographic information, customers under common control, such as subsidiary and its parent entity, are treated as a single customer.

The following table summarizes the Group’s net revenues by service lines:

	For the years ended December 31,
	2009	2010	2011
Research and Development Outsourcing Services:
Research & development services	90,581	124,181	141,251
Globalization & localization	5,118	6,060	7,312
IT Services:
Enterprise solutions	14,429	19,725	25,236
Application development & maintenance	26,373	43,825	75,543
Quality assurance & testing	7,807	13,003	22,548
Other Solutions and Services	3,758	4,756	11,247

Total	148,066	211,550	283,137